Equity (Details)				12 Months Ended
		Sep. 09, 2022 USD ($) shares	Sep. 07, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 06, 2022 shares	Jun. 10, 2022 shares	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 $ / shares
Equity (Details) [Line Items]
Consideration amount | $
Shares issued (in Shares)				2,000,000	2,000,000
Capital injection					$ 400,000	¥ 200,000	$ 28,717			¥ 24,680,000	$ 3,543,635	¥ 24,680,000	$ 3,543,635
Total dividend declared												18,770,000	2,695,058	¥ 18,770,000	$ 2,695,058
Dividends Payable, Current												6,839,000	981,966	6,839,000	981,966
Individual shareholders				¥ 4,993,500	716,983							¥ 11,931,000	$ 1,713,092	¥ 11,931,000	$ 1,713,092
Other payables				¥ 6,937,500	996,109
After-tax net income percentage				10.00%
Percentage of reserve				50.00%
Net assets				¥ 22,600,000	$ 9,100,000											¥ 63,400,000
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares (in Shares)		2,000,000		480,000,000	480,000,000				9,420,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]				$ 0.0001												$ 0.0001
Issuance ordinary shares (in Shares)								1,370,400
Granted shares (in Shares)			800,000
Consideration amount | $		$ 5,000,000
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares (in Shares)				20,000,000	20,000,000				6,409,600
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]				$ 0.0001												$ 0.0001

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).